UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: December 31
Date of reporting period: June 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.
          The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT JUNE 30, 2007	Legg Mason Partners Variable Capital and Income Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED•NO BANK GUARANTEE•MAY LOSE VALUE

Legg Mason Partners Variable Capital and Income Portfolio

   Semi-Annual Report • June 30, 2007
What’s
Inside

Portfolio Objective

The Portfolio seeks total return (that is, a combination of income and long-term capital appreciation). The investment objective of the Portfolio is non-fundamental and may be changed by the Board of Trustees without the approval of Shareholders or Policy holders.

Letter from the Chairman	I

Fund at a Glance	1

Fund Expenses	2

Schedule of Investments	4

Statement of Assets and Liabilities	22

Statement of Operations	23

Statements of Changes in Net Assets	24

Financial Highlights	25

Notes to Financial Statements	27

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened during the six-month reporting period ended June 30, 2007. U.S. gross domestic product (“GDP”)[i] expanded 2.5% in the fourth quarter of 2006. In the first quarter of 2007, GDP growth was a tepid 0.6%, according to the U.S. Commerce Department. This is the lowest growth rate since the fourth quarter of 2002. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. The advance estimate for second quarter 2007 GDP growth was a solid 3.4%, its fastest rate since the first quarter of 2006. While consumer spending slowed, this was offset by a sharp increase in business spending and exports.

After increasing the federal funds rateii to 5.25% in June 2006 — the 17th consecutive rate hike — the Federal Reserve Board (“Fed”)iii held rates steady at its last eight meetings. In its statement accompanying the June 2007 meeting, the Fed stated: “The economy seems likely to continue to expand at a moderate pace over coming quarters. . . . Readings on core inflation have improved modestly in recent months. However, a sustained moderation in inflation pressures has yet to be convincingly demonstrated. . . . In these circumstances, the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”
Despite concerns regarding the economy and increased volatility in the financial markets, stock prices generally rose during the six-month reporting period. Stocks began the year on a positive note, as the S&P 500 Indexiv hit a six-year high in January 2007. Stock prices rose on the back of optimism for continued solid corporate profits and hopes for a soft economic landing. The U.S. stock market’s ascent continued during much of February 2007, before a sharp decline at the end of the month. This was, in part, triggered by an 8.8% fall in China’s stock market on February 28th, its worst one-day performance in 10 years. After a modest increase in March
Legg Mason Partners Variable Capital and Income Portfolio      I

2007, U.S. stock prices rallied in April and May, thanks, in part, to surprisingly strong first quarter corporate profits. Stocks then gave up some ground in June due to continued weakness in the housing market, troubles in the subprime mortgage market and expectations that the Fed would not lower short-term interest rates in the foreseeable future. All told, the S&P 500 Index returned 6.96% during the six months ended June 30, 2007.
During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. After falling during the first three months of the year, yields moved steadily higher over much of the second quarter of 2007. This was due, in part, to inflationary fears, a solid job market and mounting expectations that the Fed would not be cutting short-term rates in the foreseeable future. Two-year Treasury yields spiked to 5.10% on June 14th, versus 4.58% when the second quarter began. Ten-year Treasury yields moved up even more dramatically, cresting at 5.26% on June 12th — their highest rate in five years. In contrast, the yield on the 10-year Treasury was 4.65% at the end of March. After their highs in mid June, yields then trended somewhat lower during the reporting period, as concerns regarding the subprime mortgage market triggered a flight to quality. As of June 30, 2007, the yields on two- and 10-year Treasuries were 4.87% and 5.03%, respectively. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Index[v], returned 0.98%.
Since the close of the reporting period, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wider range of financial institutions and markets. As a result, domestic and international equity markets have also experienced heightened volatility in recent weeks.

II     Legg Mason Partners Variable Capital and Income Portfolio

Performance Review

For the six months ended June 30, 2007, Class II shares of Legg Mason Partners Variable Capital and Income Portfolio[1] returned 5.55%. In comparison, the Portfolio’s new unmanaged benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index, returned 6.96% and 0.98%, respectively, while the Portfolio’s former unmanaged benchmarks, the Russell 1000 Indexvi, the Russell 3000 Growth Indexvii, the Russell 3000 Value Indexviii and the Lehman Brothers Intermediate Treasury Bond Indexix, returned 7.18%, 8.22%, 6.01% and 1.52%, respectively, over the same period. The Lipper Variable Mixed-Asset Target Allocation Funds Category Average[2] increased 6.29% over the same time frame.

Performance Snapshot as of June 30, 2007 (unaudited)

Six Months

Variable Capital and Income Portfolio[1] — Class II	5.55%

S&P 500 Index	6.96%

Lehman Brothers U.S. Aggregate Index	0.98%

Russell 1000 Index	7.18%

Russell 3000 Growth Index	8.22%

Russell 3000 Value Index	6.01%

Lehman Brothers Intermediate Treasury Bond Index	1.52%

Lipper Variable Mixed-Asset Target Allocation Funds Category Average	6.29%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Performance of Class I shares is not shown because Class I shares only recently commenced operations.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Prior to April 30, 2007, the Portfolio’s name was Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value and it followed different investment objectives and strategies. Prior to that date, the Portfolio offered one non-designated class of shares. Effective as of April 30, 2007, the non-designated class is re-designated “Class II” Shares.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s most current prospectus dated April 30, 2007, the gross total operating expenses for Class I shares and Class II shares were 0.83% and 1.06%, respectively. As a result of an expense limitation, the ratio of expenses to average net assets, other than interest, brokerage, taxes and extraordinary expenses of Class II shares will not exceed 1.06%. This expense limitation may be reduced or terminated at any time.

[1]	The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 173 funds in the Portfolio’s Lipper category.
Legg Mason Partners Variable Capital and Income Portfolio      III

Special Shareholder Notices

As of April 30, 2007, the Portfolio’s new investment objective is to seek total return (that is, a combination of income and long-term capital appreciation). The Portfolio invests in equity and fixed income securities of both U.S. and foreign issuers. The Portfolio seeks to generate income and appreciation by allocating portfolio assets to income and non-income producing equity and equity-related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the Portfolio will purchase investment-grade and high-yield fixed income securities or unrated securities of equivalent quality along with options on securities indices.

In connection with the change in the Portfolio’s investment objective and strategies, the Portfolio changed its benchmarks to the S&P 500 and the Lehman Brothers U.S. Aggregate Indexes from the Russell 1000, Russell 3000 Growth, Russell 3000 Value and the Lehman Brothers Intermediate Treasury Bond Indexes on April 30, 2007. The S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index are more representative benchmarks for the Portfolio’s new investment objective and strategies.
Prior to April 30, 2007, the Portfolio was known as Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value.
Additionally, effective April 30, 2007, Western Asset Management Company Limited (“Western Asset Limited”) became an additional subadviser to the Fund, under an additional sub-advisory agreement between Western Asset Management Company (“Western Asset”) and Western Asset Limited. Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. Western Asset Limited provides certain advisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities. Western Asset Limited has offices at 10 Exchange Place, London, England. Western Asset Limited acts as an investment adviser to institutional accounts, such as corporate pension plans, mutual funds, and endowment funds.
Effective May 17, 2007, S. Kenneth Leech, Stephen A. Walsh, Jeffrey D. Van Schaick, Keith J. Gardner and Detlev S. Schlichter lead the team of portfolio managers, sector specialists and other investment professionals responsible for overseeing the fixed-income day-to-day operations of the
IV     Legg Mason Partners Variable Capital and Income Portfolio

Portfolio. Robert Gendelman continues as lead portfolio manager of the Portfolio with portfolio management responsibility for overseeing the Portfolio’s allocation between equity and fixed income securities as well as the Portfolio’s equity investments, in general.
With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/ Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•	Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.
•	New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.
•	Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Legg Mason Partners Variable Capital and Income Portfolio      V

Information About Your Portfolio

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.
Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
July 27, 2007
VI     Legg Mason Partners Variable Capital and Income Portfolio

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
RISKS: Diversification does not assure against loss. Stock and bond prices are subject to fluctuation. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High yield bonds are rated below investment grade and involve greater credit and liquidity risk than higher-rated securities. Foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

ix	The Lehman Brothers Intermediate Treasury Bond Index is composed of all bonds covered by the Lehman Brothers Treasury Index with maturities between one and 9.9 years. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. The Lehman Brothers Treasury Index is a measure of the public obligations of the U.S. Treasury.
Legg Mason Partners Variable Capital and Income Portfolio      VII

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Fund at a Glance (unaudited)

Investment Breakdown
Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report      1

Fund Expenses (unaudited)
Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
   This example is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)

		Beginning	Ending	Annualized	Expenses
	Actual Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Class I(4)	1.18%	$1,000.00	$1,011.80	0.77%	$1.32

Class II	5.55	1,000.00	1,055.50	0.95	4.84

(1)	For the six months ended June 30, 2007, unless otherwise noted.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total returns would have been lower. Past performance is no guarantee of future results.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(4)	For the period April 30, 2007 (commencement of operations) to June 30, 2007.
2     Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)

	Hypothetical
	Annualized	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return	Value	Value	Ratio	the Period(2)

Class I(3)	5.00%	$1,000.00	$1,007.19	0.77%	$1.31

Class II	5.00	1,000.00	1,020.08	0.95	4.76

(1)	For the six months ended June 30, 2007, unless otherwise noted.

(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year, then divided by 365.

(3)	For the period April 30, 2007 (commencement of operations) to June 30, 2007.
Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report      3

Schedule of Investments (June 30, 2007) (unaudited)
LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

Shares	Security	Value

COMMON STOCKS — 79.4%
CONSUMER DISCRETIONARY — 7.7%
Hotels, Restaurants & Leisure — 3.1%
120,800	Ameristar Casinos Inc.	$4,196,592
33,200	Las Vegas Sands Corp.*	2,536,148
30,600	MGM MIRAGE Inc.*	2,523,888
57,348	Penn National Gaming Inc.*	3,446,041

	Total Hotels, Restaurants & Leisure	12,702,669

Media — 3.6%
79,622	Liberty Media Holding Corp. Capital Group, Series A Shares*	9,369,917
399,100	Warner Music Group Corp.	5,766,995

	Total Media	15,136,912

Specialty Retail — 1.0%
66,400	Ross Stores Inc.	2,045,120
75,700	TJX Cos. Inc.	2,081,750

	Total Specialty Retail	4,126,870

	TOTAL CONSUMER DISCRETIONARY	31,966,451

CONSUMER STAPLES — 2.0%
Tobacco — 2.0%
116,500	Altria Group Inc.	8,171,310

ENERGY — 9.8%
Energy Equipment & Services — 4.4%
77,030	CCS Income Trust	3,317,168
47,700	Diamond Offshore Drilling Inc.	4,844,412
50,400	SEACOR Holdings Inc.*	4,705,344
48,800	Transocean Inc.*	5,171,824

	Total Energy Equipment & Services	18,038,748

Oil, Gas & Consumable Fuels — 5.4%
93,465	Anadarko Petroleum Corp.	4,859,245
290,100	Crosstex Energy Inc.	8,334,573
41,700	Newfield Exploration Co.*	1,899,435
91,100	Total SA, ADR	7,377,278

	Total Oil, Gas & Consumable Fuels	22,470,531

	TOTAL ENERGY	40,509,279

EXCHANGE TRADED FUNDS — 2.9%
Exchange Traded — 2.9%
71,000	iShares Russell 2000 Index Fund	5,890,160
124,500	PowerShares QQQ, Trust Unit, Series 1	5,921,843

	TOTAL EXCHANGE TRADED FUNDS	11,812,003
See Notes to Financial Statements.
4     Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

FINANCIALS — 19.7%
Capital Markets — 3.8%
13,500	Goldman Sachs Group Inc.	$2,926,125
14,910	Nuveen Investments, Class A Shares	926,657
196,100	UBS AG	11,767,961

	Total Capital Markets	15,620,743

Commercial Banks — 2.2%
85,900	Marshall & Ilsley Corp.	4,091,417
150,700	Wells Fargo & Co.	5,300,119

	Total Commercial Banks	9,391,536

Consumer Finance — 3.7%
194,535	American Express Co.	11,901,651
41,802	Capital One Financial Corp.	3,278,949

	Total Consumer Finance	15,180,600

Insurance — 10.0%
120,100	AFLAC Inc.	6,173,140
127,170	American International Group Inc.	8,905,715
426,050	Fidelity National Financial Inc., Class A Shares	10,097,385
63,000	First American Corp.	3,118,500
288,200	Marsh & McLennan Cos. Inc.	8,899,616
177,500	Progressive Corp.	4,247,575

	Total Insurance	41,441,931

	TOTAL FINANCIALS	81,634,810

HEALTH CARE — 5.5%
Health Care Equipment & Supplies — 0.5%
39,800	Medtronic Inc.	2,064,028

Health Care Providers & Services — 3.2%
60,270	Quest Diagnostics Inc.	3,112,946
117,880	UnitedHealth Group Inc.	6,028,383
49,440	WellPoint Inc.*	3,946,795

	Total Health Care Providers & Services	13,088,124

Heath Care Technology — 1.0%
136,300	IMS Health Inc.	4,379,319

Pharmaceuticals — 0.8%
50,300	Johnson & Johnson	3,099,486

	TOTAL HEALTH CARE	22,630,957
See Notes to Financial Statements.
Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report      5

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

INDUSTRIALS — 12.9%
Aerospace & Defense — 4.2%
30,740	Alliant Techsystems Inc.*	$3,047,871
76,960	L-3 Communications Holdings Inc.	7,495,134
97,100	United Technologies Corp.	6,887,303

	Total Aerospace & Defense	17,430,308

Commercial Services & Supplies — 1.1%
181,710	Covanta Holding Corp.*	4,479,152

Industrial Conglomerates — 5.6%
356,910	General Electric Co.	13,662,515
272,150	Tyco International Ltd.	9,195,948

	Total Industrial Conglomerates	22,858,463

Machinery — 2.0%
128,300	Dover Corp.	6,562,545
52,500	Mueller Industries Inc.	1,808,100

	Total Machinery	8,370,645

	TOTAL INDUSTRIALS	53,138,568

INFORMATION TECHNOLOGY — 15.8%
Communications Equipment — 4.7%
313,410	Cisco Systems Inc.*	8,728,468
161,200	Corning Inc.*	4,118,660
146,800	QUALCOMM Inc.	6,369,652

	Total Communications Equipment	19,216,780

Internet Software & Services — 1.0%
8,100	Google Inc., Class A Shares*	4,239,378

IT Services — 5.6%
173,539	Ceridian Corp.*	6,073,865
115,867	Fidelity National Information Services Inc.	6,289,261
54,100	Fiserv Inc.*	3,072,880
245,080	Hewitt Associates Inc., Class A Shares*	7,842,560

	Total IT Services	23,278,566

Semiconductors & Semiconductor Equipment — 1.1%
227,100	Applied Materials Inc.	4,512,477

Software — 3.4%
394,300	Oracle Corp.*	7,771,653
317,500	Symantec Corp.*	6,413,500

	Total Software	14,185,153

	TOTAL INFORMATION TECHNOLOGY	65,432,354

See Notes to Financial Statements.
6     Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

MATERIALS — 1.2%
Metals & Mining — 1.2%
123,250	Alcoa Inc.	$4,995,323

UTILITIES — 1.9%
Gas Utilities — 1.9%
182,520	National Fuel Gas Co.	7,904,941

	TOTAL COMMON STOCKS (Cost — $316,665,121)	328,195,996

Face
Amount

ASSET-BACKED SECURITIES — 0.5%
Automobiles — 0.2%
$500,000	ARG Funding Corp., Series 2005-1A, Class A3, 4.290% due 4/20/11 (a)†	486,289
387,892	Susquehanna Auto Lease Trust, Series 2005-1, Class A3, 4.430% due 6/16/08 (a)†	387,012

	Total Automobiles	873,301

Home Equity — 0.3%
	ACE Securities Corp.:
167,885	Series 2004-SD1, Class A1, 5.810% due 11/25/33 (b)	168,488
113,626	Series 2006-SL2, Class A, 5.490% due 1/25/36 (b)	111,975
54,879	Argent Securities Inc., Series 2006-W4, Class A2A, 5.380% due 5/25/36 (b)	54,906
33,838	Bayview Financial Acquisition Trust, Series 2006-B, Class 2A1, 5.430% due 4/28/36 (b)	33,860
120,262	Credit Suisse Mortgage Capital Certificates, Series 2006-CF2, Class A1, 5.580% due 5/25/36 (a)(b)	120,085
167,308	GSAMP Trust, Series 2006-SD2, Class A1, 5.430% due 5/25/46 (a)(b)†	166,665
187,693	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 5.620% due 3/25/35 (a)(b)†	187,677
62,507	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.380% due 8/25/36 (b)	62,548
154,609	Lehman XS Trust, Series 2006-GP4, Class 3A1A, 5.390% due 8/25/46 (b)	154,612
134,726	RAAC, Series 2006-RP3, Class A, 5.590% due 5/25/36 (a)(b)	134,910
140,673	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 7.220% due 3/25/34 (b)	142,074

	Total Home Equity	1,337,800

	TOTAL ASSET-BACKED SECURITIES (Cost — $2,228,600)	2,211,101

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
95,978	American Home Mortgage Investment Trust, Series 2006-02, Class 1A1, 5.400% due 6/25/46 (b)	95,974
210,000	Banc of America Commercial Mortgage Inc., Series 2006-1, Class A4, 5.372% due 9/10/45 (b)	203,718
162,969	Banc of America Funding Corp., Series 2006-H, Class 1A1, 5.689% due 9/20/46 (b)	163,316

See Notes to Financial Statements.
Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report      7

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4% (continued)
$165,545	Banc of America Mortgage Securities, Series 2005-H, Class 2A1, 4.803% due 9/25/35 (b)	$162,634
	Countrywide Alternative Loan Trust:
159,638	Series 2005-59, Class 1A1, 5.649% due 11/20/35 (b)	160,301
149,647	Series 2006-OA06, Class 1A1A, 5.530% due 7/25/46 (b)	149,689
107,534	Series 2006-OA07, Class 3A1, 5.530% due 6/25/46 (b)	107,832
210,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, 5.609% due 2/15/39 (b)	206,090
143,954	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.986% due 8/25/35 (b)	142,704
	Downey Savings & Loan Association Mortgage Loan Trust:
128,765	Series 2005-AR2, Class 2A1A, 5.530% due 3/19/45 (b)	128,966
	Series 2006-AR1:
122,898	Class 1A1A, 5.949% due 3/19/46 (b)	122,898
122,867	Class 1A1B, 5.949% due 3/19/47 (b)	122,867
180,655	GSR Mortgage Loan Trust, Series 2005-AR5, Class 1A1, 4.659% due 10/25/35 (b)†	179,831
	Harborview Mortgage Loan Trust:
60,093	Series 2004-08, Class 3A2, 5.720% due 11/19/34 (b)	60,384
157,409	Series 2004-11, Class 3A1A, 5.670% due 1/19/35 (b)	157,985
159,290	Series 2005-16, Class 3A1A, 5.570% due 1/19/36 (b)	159,549
141,043	IMPAC Secured Assets Corp., Series 2005-02, Class A1, 5.640% due 3/25/36 (b)	141,571
	Indymac Index Mortgage Loan Trust:
39,059	Series 2004-AR5, Class 2A1A, 5.750% due 8/25/34 (b)	39,129
123,732	Series 2005-AR1, Class 1A1, 5.257% due 3/25/35 (b)	122,611
151,984	Series 2006-AR6, Class 2A1A, 5.520% due 6/25/47 (b)	151,973
210,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814% due 6/12/43 (b)	209,481
134,668	Luminent Mortgage Trust, Series 2006-4, Class A1A, 5.510% due 5/25/46 (b)	134,819
	MASTR Adjustable Rate Mortgage Trust:
36,598	Series 2004-15, Class 1A1, 4.615% due 12/25/34 (b)	37,153
177,829	Series 2006-OA1, Class 1A1, 5.530% due 4/25/46 (b)	178,237
49,535	MASTR Seasoned Securities Trust, Series 2005-2, Class 4A1, 6.211% due 10/25/32 (b)	49,365
44,809	Sequoia Mortgage Trust, Series 2003-8, Class A1, 5.640% due 1/20/34 (b)	44,840
	Structured Adjustable Rate Mortgage Loan Trust:
103,881	Series 2004-20, Class 2A1, 5.199% due 1/25/35 (b)	103,142
223,290	Series 2004-3AC, Class A2, 4.920% due 3/25/34 (b)	223,340
	Structured Asset Mortgage Investments Inc.:
	Series 2006-AR5:
118,371	Class 1A1, 5.530% due 5/25/36 (b)	118,515
71,924	Class 2A1, 5.530% due 5/25/36 (b)	72,149
170,192	Series 2006-AR6, Class 1A1, 5.500% due 7/25/36 (b)	170,619
179,717	Series 2006-AR7, Class A1A, 5.530% due 8/25/36 (b)	179,679
See Notes to Financial Statements.
8     Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4% (continued)
	Thornburg Mortgage Securities Trust:
$169,934	Series 2005-03, Class A3, 5.580% due 10/25/35 (b)	$170,124
179,145	Series 2005-04, Class A4, 5.520% due 12/25/35 (b)	179,210
270,172	Series 2006-01, Class A3, 5.490% due 1/25/36 (b)	270,107
	Washington Mutual Inc.:
218,216	Series 2005-AR17, Class A1A1, 5.590% due 12/25/45 (b)	219,003
110,412	Series 2005-AR19, Class A1A2, 5.610% due 12/25/45 (b)	110,787
	Washington Mutual Mortgage Pass-Through Certificates:
187,616	Series 2007-HY2, Class 1A1, 5.642% due 12/25/36 (b)	186,664
94,811	Series 2007-HY4, Class 4A1, 5.516% due 9/25/36 (b)	94,473
75,749	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 5.240% due 4/25/36 (b)	75,162
124,045	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.450% due 8/25/36 (b)	124,060

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $5,727,341)	5,730,951

CORPORATE BONDS & NOTES — 5.6%
Aerospace & Defense — 0.1%
50,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	48,750
170,000	Hawker Beechcraft Acquisition Co., Senior Subordinated Notes, 9.750% due 4/1/17 (a)	178,075

	Total Aerospace & Defense	226,825

Airlines — 0.0%
10,000	Continental Airlines Inc., Notes, 8.750% due 12/1/11	9,850

Auto Components — 0.0%
25,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	21,875
80,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	79,800

	Total Auto Components	101,675

Automobiles — 0.1%
90,000	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08	88,757
210,000	Ford Motor Co., Notes, 7.450% due 7/16/31†	168,787
	General Motors Corp., Senior Debentures:
100,000	8.250% due 7/15/23†	91,625
10,000	8.375% due 7/15/33†	9,175

	Total Automobiles	358,344

Building Products — 0.0%
50,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	52,500
55,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.650% due 3/1/14	40,150

	Total Building Products	92,650

See Notes to Financial Statements.
Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report      9

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

Capital Markets — 0.1%
$40,000	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17	$37,869
30,000	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11	30,009
	E*TRADE Financial Corp., Senior Notes:
20,000	7.375% due 9/15/13	20,400
20,000	7.875% due 12/1/15	20,925
60,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10†	58,539
110,000	Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (a)	116,391
	Morgan Stanley:
10,000	Medium-Term Notes, 5.809% due 10/18/16 (b)	10,007
250,000	Subordinated Notes, 4.750% due 4/1/14	233,789

	Total Capital Markets	527,929

Chemicals — 0.0%
155,000	Georgia Gulf Corp., 9.500% due 10/15/14†	155,000
5,000	Huntsman International LLC, 7.875% due 11/15/14	5,381

	Total Chemicals	160,381

Commercial Banks — 0.2%
100,000	Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (a)(b)†	103,086
100,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(b)†	95,122
150,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(b)(c)	153,607
50,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (a)(b)	50,261
110,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(b)(c)	107,132
70,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (b)	64,311
	TuranAlem Finance BV:
100,000	8.250% due 1/22/37 (a)	96,250
140,000	Bonds, 8.250% due 1/22/37 (a)	135,100
120,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	116,736
100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	93,587

	Total Commercial Banks	1,015,192

Commercial Services & Supplies — 0.1%
135,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	136,350
175,000	DynCorp International LLC/ DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	187,031
125,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (a)	128,125
70,000	Waste Management Inc., 6.375% due 11/15/12	71,673

	Total Commercial Services & Supplies	523,179

See Notes to Financial Statements.
10     Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

Consumer Finance — 0.4%
	Ford Motor Credit Co.:
$430,000	Notes, 7.375% due 10/28/09†	$427,065
	Senior Notes:
400,000	5.800% due 1/12/09†	391,680
55,000	9.875% due 8/10/11†	57,778
	General Motors Acceptance Corp.:
30,000	Medium-Term Notes, 4.375% due 12/10/07†	29,787
	Notes:
390,000	6.125% due 8/28/07†	390,280
10,000	5.125% due 5/9/08	9,877
200,000	5.625% due 5/15/09†	195,632
20,000	Senior Notes, 5.850% due 1/14/09†	19,718

	Total Consumer Finance	1,521,817

Containers & Packaging — 0.1%
130,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14†	132,112
125,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13†	130,469
15,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	15,600

	Total Containers & Packaging	278,181

Diversified Consumer Services — 0.1%
185,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	195,637

Diversified Financial Services — 0.5%
30,000	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 9.114% due 10/1/12	27,150
40,000	Aiful Corp., Notes, 5.000% due 8/10/10 (a)	39,016
50,573	Air 2 US, 8.027% due 10/1/19 (a)	52,375
40,000	Bank of America Corp., 5.375% due 8/15/11	39,862
75,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	72,188
75,000	Capital One Bank, Notes, 5.750% due 9/15/10	75,409
125,000	Countrywide Home Loans Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	121,303
100,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)	103,500
40,000	European Investment Bank, 4.625% due 3/21/12	39,022
200,000	HSBC Finance Corp., Senior Notes, 8.000% due 7/15/10	213,752
225,000	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09	220,293
225,000	JPMorgan Chase & Co., Subordinated Notes, 5.750% due 1/2/13	225,320
40,000	Lehman Brothers Holdings Inc., 5.250% due 2/6/12	39,357
5,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	4,863
60,000	PGS Solutions Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	60,969
590,000	Residential Capital LLC, Senior Notes, 6.000% due 2/22/11	571,362
See Notes to Financial Statements.
Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report      11

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

Diversified Financial Services — 0.5% (continued)
$100,000	SMFG Preferred Capital, Bonds, 6.078% due 1/25/17 (a) (b) (c)	$96,701
7,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	7,368
65,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	64,675

	Total Diversified Financial Services	2,074,485

Diversified Telecommunication Services — 0.5%
210,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	187,950
135,000	Citizens Communications Co., 7.050% due 10/1/46	111,375
75,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	73,287
30,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	34,200
	Intelsat Bermuda Ltd.:
180,000	9.250% due 6/15/16	192,150
55,000	Senior Notes, 11.250% due 6/15/16	61,875
50,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	53,552
5,000	Level 3 Financing Inc., 9.250% due 11/1/14	5,075
75,000	Nordic Telephone Co. Holdings, Senior Secured Notes, 8.875% due 5/1/16 (a)	79,875
	NTL Cable PLC, Senior Notes:
25,000	8.750% due 4/15/14	25,875
160,000	9.125% due 8/15/16	168,400
60,000	PAETEC Holding Corp., Senior Secured Notes, 9.500% due 7/15/15 (a)	60,825
	Qwest Corp.:
355,000	Notes, 8.610% due 6/15/13 (b)	386,950
40,000	Senior Notes, 7.500% due 10/1/14	41,200
130,000	Telecom Italia Capital S.p.A., Notes, 5.250% due 10/1/15	121,080
60,000	Umbrella Acquisition Inc., Senior Notes, 9.750% due 3/15/15 (a)(d)	59,550
250,000	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13	252,322
245,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	260,312

	Total Diversified Telecommunication Services	2,175,853

Electric Utilities — 0.1%
80,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	80,069
30,000	Exelon Corp., Bonds, 5.625% due 6/15/35	26,891
	FirstEnergy Corp., Notes:
40,000	Series B, 6.450% due 11/15/11†	41,055
90,000	Series C, 7.375% due 11/15/31†	97,716
40,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	45,400
45,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	43,732

	Total Electric Utilities	334,863

Electronic Equipment & Instruments — 0.0%
75,000	NXP BV/ NXP Funding LLC, 9.500% due 10/15/15	74,250

See Notes to Financial Statements.
12     Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

Energy Equipment & Services — 0.0%
$160,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (a)	$162,400
5,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	5,038
10,000	Southern Natural Gas Co., Notes, 5.900% due 4/1/17 (a)	9,722

	Total Energy Equipment & Services	177,160

Gas Utilities — 0.1%
210,000	Suburban Propane Partners LP/ Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	203,700

Health Care Equipment & Supplies — 0.0%
55,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17 (a)	52,250

Health Care Providers & Services — 0.4%
60,000	Cardinal Health Inc., 5.850% due 12/15/17	58,378
270,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (a)	275,063
	DaVita Inc.:
20,000	Senior Notes, 6.625% due 3/15/13 (a)	19,625
170,000	Senior Subordinated Notes, 7.250% due 3/15/15	168,725
	HCA Inc.:
30,000	Notes, 6.375% due 1/15/15	25,575
142,000	Senior Notes, 6.500% due 2/15/16	120,878
	Senior Secured Notes:
10,000	9.250% due 11/15/16 (a)	10,675
287,000	9.625% due 11/15/16 (a) (d)	309,242
	Tenet Healthcare Corp., Senior Notes:
250,000	9.875% due 7/1/14	248,750
5,000	6.875% due 11/15/31	3,850
15,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	15,805
	Universal Hospital Services Inc., Secured Notes:
25,000	8.500% due 6/1/15 (a)(d)	24,875
30,000	8.759% due 6/1/15 (a)(b)	30,150
120,000	US Oncology Holdings Inc., Senior Notes, 9.797% due 3/15/12 (a)(d)	118,500

	Total Health Care Providers & Services	1,430,091

Hotels, Restaurants & Leisure — 0.1%
120,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	115,500
5,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	5,300
57,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	61,418
	MGM MIRAGE Inc.:
150,000	7.500% due 6/1/16	143,062
25,000	Senior Notes, 7.625% due 1/15/17	23,906
34,882	Senior Subordinated Notes, 9.375% due 2/15/10	36,975
30,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16	29,850

	Total Hotels, Restaurants & Leisure	416,011

See Notes to Financial Statements.
Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report      13

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

Household Durables — 0.1%
$100,000	Centex Corp., Notes, 4.750% due 1/15/08	$99,713
30,000	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	28,950
20,000	Norcraft Cos. LP/ Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	20,750
50,000	Norcraft Holdings LP/ Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.485% due 9/1/12	46,000

	Total Household Durables	195,413

Household Products — 0.0%
35,000	Nutro Products Inc., Senior Subordinated Notes, 10.750% due 4/15/14 (a)	40,846

Independent Power Producers & Energy Traders — 0.2%
200,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19 (a)	187,000
200,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	205,500
340,000	NRG Energy Inc., Senior Notes, 7.375% due 2/1/16	341,700
	TXU Corp., Senior Notes:
80,000	Series P, 5.550% due 11/15/14	68,314
75,000	Series R, 6.550% due 11/15/34	61,037

	Total Independent Power Producers & Energy Traders	863,551

Industrial Conglomerates — 0.0%
140,000	Tyco International Group SA, Notes, 6.000% due 11/15/13	143,946

Insurance — 0.0%
60,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	55,757
40,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37	38,506

	Total Insurance	94,263

Internet & Catalog Retail — 0.0%
20,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	19,900

IT Services — 0.1%
70,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	72,078
235,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	249,687

	Total IT Services	321,765

Media — 0.8%
	Affinion Group Inc.:
35,000	Senior Notes, 10.125% due 10/15/13	37,537
205,000	Senior Subordinated Notes, 11.500% due 10/15/15	222,425
240,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	266,400
	CCH I Holdings LLC/ CCH I Holdings Capital Corp.:
65,000	Senior Accreting Notes, 12.125% due 1/15/15	65,975
200,000	Senior Notes, 11.750% due 5/15/14	197,500
420,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	440,475
	CCH II LLC/CCH II Capital Corp., Senior Notes:
40,000	10.250% due 9/15/10	42,000
26,000	10.250% due 10/1/13	27,950
50,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11	48,156
See Notes to Financial Statements.
14     Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

Media — 0.8% (continued)
$130,000	CMP Susquehanna Corp., Senior Subordinated Notes, 10.125% due 5/15/14 (a)	$130,650
125,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	139,698
80,000	Comcast Corp., Notes, 6.500% due 1/15/17	81,821
200,000	EchoStar DBS Corp., Senior Notes, 7.000% due 10/1/13	198,000
120,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	121,800
5,000	ION Media Networks Inc., Senior Secured Notes, 11.606% due 1/15/13 (a) (b)	5,188
20,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	19,050
130,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09	135,499
20,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	20,650
80,000	R.H. Donnelley Corp., Senior Discount Notes, Series A-1, 6.875% due 1/15/13	76,200
40,000	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	46,556
640,000	Time Warner Inc., Senior Notes, 6.875% due 5/1/12	668,375
120,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (a)	119,275

	Total Media	3,111,180

Metals & Mining — 0.2%
45,000	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	49,331
70,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17†	74,900
25,000	Metals USA Holdings Corp., Senior Notes, 11.356% due 1/15/12 (a)(d)	25,125
235,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	257,325
70,000	Noranda Aluminum Holding Corp., Senior Notes, 11.146% due 11/15/14 (a)(d)	68,600
140,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	144,375
75,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (a)	77,250
106,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	106,815

	Total Metals & Mining	803,721

Multi-Utilities — 0.0%
70,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	70,134

Multiline Retail — 0.1%
110,000	Dollar General Corp., Senior Notes, 10.625% due 7/15/15 (a)	106,700
	Neiman Marcus Group Inc.:
160,000	Senior Notes, 9.000% due 10/15/15 (d)	172,000
25,000	Senior Subordinated Notes, 10.375% due 10/15/15	27,625

	Total Multiline Retail	306,325

Office Electronics — 0.0%
20,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	20,552

Oil, Gas & Consumable Fuels — 0.6%
60,000	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31	64,652
40,000	Anadarko Petroleum Corp., Senior Notes, 5.950% due 9/15/16	39,125
40,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	41,200
355,000	Chesapeake Energy Corp., Senior Notes, 6.375% due 6/15/15	340,356
40,000	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07	39,866
5,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	5,025
130,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	142,290
See Notes to Financial Statements.
Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report      15

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

Oil, Gas & Consumable Fuels — 0.6% (continued)
	El Paso Corp.:
$35,000	Medium-Term Notes, 7.800% due 8/1/31	$35,618
510,000	Senior Notes, 7.000% due 6/15/17	506,962
140,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	140,000
90,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (a)†	87,885
60,000	Hess Corp., Notes, 7.300% due 8/15/31	64,534
15,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	15,581
	Kerr-McGee Corp.:
70,000	6.950% due 7/1/24	72,807
	Notes:
100,000	6.875% due 9/15/11	104,035
105,000	7.875% due 9/15/31	121,687
	Kinder Morgan Energy Partners LP:
40,000	6.750% due 3/15/11	41,428
10,000	Senior Notes, 6.300% due 2/1/09	10,111
105,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	109,988
	OPTI Canada Inc., Senior Secured Notes:
160,000	7.875% due 12/15/14 (a)	160,800
40,000	8.250% due 12/15/14 (a)	40,800
56,000	Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35	56,910
40,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	39,400
15,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	15,150
75,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	75,375
60,000	W&T Offshore Inc., 8.250% due 6/15/14 (a)	59,550
65,000	Williams Cos. Inc., Debentures, Series A, 7.500% due 1/15/31	67,600
50,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	53,809

	Total Oil, Gas & Consumable Fuels	2,552,544

Paper & Forest Products — 0.1%
	Abitibi-Consolidated Co. of Canada:
10,000	6.000% due 6/20/13	8,325
145,000	Senior Notes, 8.375% due 4/1/15	127,600
	Appleton Papers Inc.:
100,000	Senior Notes, 8.125% due 6/15/11	103,500
40,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	42,200
	NewPage Corp.:
115,000	Senior Secured Notes, 11.606% due 5/1/12 (b)	125,925
15,000	Senior Subordinated Notes, 12.000% due 5/1/13	16,463
20,000	Verso Paper Holdings LLC, Senior Secured Notes, 9.125% due 8/1/14 (a)	20,750
80,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	82,855

	Total Paper & Forest Products	527,618

Pharmaceuticals — 0.1%
225,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	213,750
40,000	Wyeth, 5.950% due 4/1/37	38,357

	Total Pharmaceuticals	252,107

See Notes to Financial Statements.
16     Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

Real Estate Investment Trusts (REITs) — 0.0%
$75,000	iStar Financial Inc., Senior Notes, Series B, 4.875% due 1/15/09	$74,068
5,000	Ventas Realty LP/ Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	4,900

	Total Real Estate Investment Trusts (REITs)	78,968

Real Estate Management & Development — 0.1%
20,000	Ashton Woods USA LLC/ Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	18,600
205,000	Realogy Corp., Senior Notes, 12.375% due 4/15/15 (a)	187,575

	Total Real Estate Management & Development	206,175

Road & Rail — 0.1%
30,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	32,250
100,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	111,000
192,113	Union Pacific Corp., Pass-Through Certificates, Series 2004-1, 5.404% due 7/2/25	186,894

	Total Road & Rail	330,144

Semiconductors & Semiconductor Equipment — 0.0%
15,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (a)†	14,400

Software — 0.0%
80,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	79,000

Specialty Retail — 0.0%
25,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	23,250

Thrifts & Mortgage Finance — 0.0%
	Countrywide Financial Corp., Medium-Term Notes:
20,000	5.490% due 1/5/09 (b)	19,950
20,000	Series B, 5.470% due 6/18/08 (b)	20,005

	Total Thrifts & Mortgage Finance	39,955

Tobacco — 0.0%
5,000	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	5,513
70,000	Altria Group Inc., Notes, 7.000% due 11/4/13	74,340

	Total Tobacco	79,853

Trading Companies & Distributors — 0.1%
45,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	47,362
100,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16†	105,500
175,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	189,875

	Total Trading Companies & Distributors	342,737

Transportation Infrastructure — 0.0%
165,000	Saint Acquisition Corp., Secured Notes, 12.500% due 5/15/17 (a)	156,750

Wireless Telecommunication Services — 0.1%
50,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (a)	51,875
40,000	Nextel Communications Inc., Senior Notes, Series E, 6.875% due 10/31/13	39,738
See Notes to Financial Statements.
Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report      17

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

Wireless Telecommunication Services — 0.1% (continued)
	Rural Cellular Corp.:
$20,000	Senior Notes, 9.875% due 2/1/10	$21,000
10,000	Senior Secured Notes, 8.250% due 3/15/12	10,275
80,000	Senior Subordinated Notes, 8.360% due 6/1/13 (a)(b)	80,000
	Sprint Capital Corp.:
20,000	Notes, 8.750% due 3/15/32	22,523
235,000	Senior Notes, 8.375% due 3/15/12	256,257

	Total Wireless Telecommunication Services	481,668

	TOTAL CORPORATE BONDS & NOTES (Cost — $23,344,777)	23,107,088

MORTGAGE-BACKED SECURITIES — 6.3%
FHLMC — 0.7%
	Federal Home Loan Mortgage Corp. (FHLMC):
263,954	4.356% due 12/1/34 (b)†	259,413
273,323	5.120% due 6/1/35 (b)†	271,178
2,205,310	Gold, 6.000% due 7/1/21-2/1/36†	2,209,165

	Total FHLMC	2,739,756

FNMA — 5.4%
	Federal National Mortgage Association (FNMA):
16,047	7.000% due 7/1/15-2/1/29	16,587
255,309	4.500% due 11/1/23†	238,024
203,220	6.500% due 6/1/28-7/1/28	207,444
22,313	8.000% due 1/1/31	23,513
2,886	7.500% due 3/1/31	3,015
191,435	4.859% due 1/1/35 (b)†	190,562
159,914	5.655% due 4/1/35 (b)†	162,921
168,993	5.143% due 9/1/35 (b)†	169,441
243,202	5.630% due 4/1/36 (b)†	244,646
499,650	5.607% due 5/1/36 (b)†	502,461
5,000,000	5.000% due 7/12/37-8/14/37 (e)	4,679,062
11,600,000	5.500% due 8/14/37 (e)	11,165,905
5,000,000	6.000% due 8/14/37 (e)	4,937,500

	Total FNMA	22,541,081

GNMA — 0.2%
779,007	Government National Mortgage Association (GNMA), 5.500% due 8/15/21†	768,831

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $26,097,855)	26,049,668

SOVEREIGN BONDS — 0.2%
Brazil — 0.0%
80,000	Federative Republic of Brazil, 11.000% due 8/17/40	105,000

Canada — 0.1%
250,000	Province of Ontario, 3.282% due 3/28/08	246,328

See Notes to Financial Statements.
18     Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

Colombia — 0.0%
$11,000	Republic of Colombia, 11.750% due 2/25/20	$16,253

Mexico — 0.0%
91,000	United Mexican States, Medium-Term Notes, Series A, 6.750% due 9/27/34	97,256

Panama — 0.0%
6,000	Republic of Panama, 9.375% due 4/1/29	7,950

Russia — 0.1%
189,050	Russian Federation, 7.500% due 3/31/30 (a)	208,073

	TOTAL SOVEREIGN BONDS (Cost — $684,372)	680,860

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.7%
U.S. Government Agencies — 1.6%
	Federal Home Loan Bank (FHLB):
40,000	5.400% due 1/2/09†	39,984
200,000	Global Bonds, 5.500% due 7/15/36†	197,270
5,750,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 3.625% due 9/15/08†	5,642,274
	Federal National Mortgage Association (FNMA):
60,000	6.625% due 9/15/09†	61,798
270,000	6.250% due 2/1/11†	279,278
420,000	6.000% due 5/15/11†	431,422
80,000	Tennessee Valley Authority, 5.980% due 4/1/36	84,452

	Total U.S. Government Agencies	6,736,478

U.S. Government Obligation — 6.1%
	U.S. Treasury Bonds:
10,000	8.875% due 8/15/17	12,958
275,000	4.500% due 2/15/36†	249,090
1,630,000	4.750% due 2/15/37†	1,537,423
	U.S. Treasury Notes:
7,150,000	4.000% due 4/15/10†	6,987,452
7,980,000	4.500% due 9/30/11†	7,851,578
2,200,000	4.625% due 12/31/11†	2,173,360
1,510,000	4.500% due 3/31/12†	1,482,868
4,920,000	4.500% due 4/30/12†	4,830,057

	Total U.S. Government Obligations	25,124,786

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $32,161,575)	31,861,264

U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.9%
	U.S. Treasury Bonds, Inflation Indexed:
72,879	2.000% due 1/15/26	66,035
317,651	2.375% due 1/15/27†	305,144
See Notes to Financial Statements.
Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report      19

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.9% (continued)
	U.S. Treasury Notes, Inflation Indexed:
$98,169	0.875% due 4/15/10†	$93,261
562,189	2.375% due 4/15/11†	556,216
2,192,520	2.000% due 7/15/14†	2,105,334
93,702	2.000% due 1/15/16†	88,995
491,146	2.500% due 7/15/16†	485,812

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $3,807,263)	3,700,797

Shares

WARRANT — 0.0%
Communications Equipment — 0.0%
1,239	Lucent Technologies Inc., Expires 12/10/07* (Cost — $0)	211

Contracts

PURCHASED OPTIONS — 0.5%
345,000	Eurodollar Futures, Call @ $94.00, expires 6/16/08	274,275
13,200	F5 Networks Inc., Put @ $80.00, expires 1/19/08	107,580
40,700	Intersil Corp., Put @ $30.00, expires 1/19/08	94,627
18,200	Johnson & Johnson, Call @ $60.00, expires 1/17/09	129,220
6,100	Johnson & Johnson, Call @ $65.00, expires 1/17/09	27,450
16,500	KLA-Tencor Corp., Put @ $60.00, expires 1/19/08	113,850
8,400	Marsh & McLennan Cos. Inc., Call @ $25.00, expires 1/19/08	54,600
60,600	National Semiconductor Corp., Put @ $25.00, expires 1/19/08	69,690
28,800	Oracle Corp., Call @ $15.00, expires 1/19/08	152,640
73,100	S&P 500 Index, Put @ $1,450.00, expires 8/18/07	1,089,190

	TOTAL PURCHASED OPTIONS (Cost — $2,282,582)	2,113,122

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $412,999,486)	423,651,058

See Notes to Financial Statements.
20     Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 4.5%
U.S. Government Agency — 0.1%
$370,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (f)‡ (Cost — $361,099)	$361,160

Repurchase Agreement — 4.4%
18,088,000	State Street Bank & Trust Co. dated 6/29/07, 4.720% due 7/2/07; Proceeds at maturity — $18,095,115; (Fully collateralized by U.S. Treasury Bonds, 8.000% to 8.125% due 8/15/21 to 11/15/21; Market value — $18,451,988) (Cost — $18,088,000)	18,088,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $18,449,099)	18,449,160

	TOTAL INVESTMENTS — 107.0% (Cost — $431,448,585#)	442,100,218
	Liabilities in Excess of Other Assets — (7.0)%	(28,784,743)

	TOTAL NET ASSETS — 100.0%	$413,315,475

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(f)	Rate shown represents yield-to-maturity.

†	All or a portion of this security is segregated for open futures contracts, extended settlements, foreign currency contracts, and/or TBA’s.

‡	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.
  Abbreviations used in this schedule:

ADR	— American Depositary Receipt
MASTR	— Mortgage Asset Securitization Transactions Inc.
See Notes to Financial Statements.
Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report      21

Statement of Assets and Liabilities (June 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $431,448,585)	$442,100,218
Cash	1,286
Receivable for securities sold	38,527,157
Dividends and interest receivable	1,272,359
Receivable for Fund shares sold	94,558

Total Assets	481,995,578

LIABILITIES:
Payable for securities purchased	67,948,336
Payable for Fund shares repurchased	293,107
Investment management fee payable	255,851
Payable to broker — variation margin on open futures contracts	25,737
Distribution fees payable	24,106
Trustees’ fees payable	9,448
Payable for open forward currency contracts	4,496
Accrued expenses	119,022

Total Liabilities	68,680,103

Total Net Assets	$413,315,475

NET ASSETS:
Par value (Note 6)	$ 276
Paid-in capital in excess of par value	348,748,319
Undistributed net investment income	1,914,541
Accumulated net realized gain on investments, futures contracts and foreign currency transactions	52,159,219
Net unrealized appreciation on investments, futures contracts and foreign currencies	10,493,120

Total Net Assets	$413,315,475

Shares Outstanding:
Class I	11,576,259

Class II	16,058,300

Net Asset Value:
Class I	$14.95

Class II	$14.96

See Notes to Financial Statements.
22     Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report

Statement of Operations (For the six months ended June 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$1,825,162
Dividends	1,476,599
Less: Foreign taxes withheld	(26,476)

Total Investment Income	3,275,285

EXPENSES:
Investment management fee (Note 2)	1,038,706
Distribution fees (Notes 2 and 4)	272,058
Audit and tax	13,092
Legal fees	12,798
Trustees’ fees	11,830
Shareholder reports (Note 4)	7,278
Insurance	2,475
Custody fees	778
Transfer agent fees (Note 4)	706
Miscellaneous expenses	6,803

Total Expenses	1,366,524
Less: Fee waivers and/or expense reimbursements (Note 4)	(108,823)

Net Expenses	1,257,701

Net Investment Income	2,017,584

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	53,344,997
Futures contracts	(528,869)
Foreign currency transactions	(265)

Net Realized Gain	52,815,863

Change in Net Unrealized Appreciation/ Depreciation From:
Investments	(41,023,791)
Futures contracts	(154,157)
Foreign currencies	(4,356)

Change in Net Unrealized Appreciation/ Depreciation	(41,182,304)

Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	11,633,559

Increase in Net Assets From Operations	$13,651,143

See Notes to Financial Statements.
Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report      23

Statements of Changes in Net Assets

For the six months ended June 30, 2007 (unaudited)
and the year ended December 31, 2006

	2007	2006

OPERATIONS:
Net investment income	$2,017,584	$3,129,187
Net realized gain	52,815,863	6,740,627
Change in net unrealized appreciation/depreciation	(41,182,304)	11,349,867

Increase in Net Assets From Operations	13,651,143	21,219,681

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(75,005)	(3,213,668)
Net realized gains	(1,051,502)	(6,100,693)

Decrease in Net Assets From Distributions to Shareholders	(1,126,507)	(9,314,361)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	9,401,591	9,910,365
Reinvestment of distributions	1,126,507	9,314,361
Cost of shares repurchased	(24,738,423)	(37,203,124)
Net assets of shares issued in connection with merger (Note 7)	204,143,774	—

Increase (Decrease) in Net Assets From Fund Share Transactions	189,933,449	(17,978,398)

Increase (Decrease) in Net Assets	202,458,085	(6,073,078)
NET ASSETS:
Beginning of period	210,857,390	216,930,468

End of period*	$413,315,475	$210,857,390

* Includes undistributed (overdistributed) net investment income of:	$1,914,541	$(23,129)

See Notes to Financial Statements.
24     Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report

Financial Highlights
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares	2007(1)

Net Asset Value, Beginning of Period	$14.82

Income From Operations:
Net investment income	0.04
Net realized and unrealized gain	0.14

Total Income From Operations	0.18

Less Distributions From:
Net investment income	(0.01)
Net realized gains	(0.04)

Total Distributions	(0.05)

Net Asset Value, End of Period	$14.95

Total Return(2)	1.18%

Net Assets, End of Period (000s)	$173,098
Ratios to Average Net Assets:
Gross expenses	0.77	%(3)
Net expenses	0.77	(3)
Net investment income	1.74	(3)

Portfolio Turnover Rate	149%

(1)	For the period April 30, 2007 (commencement of operations) to June 30, 2007 (unaudited).

(2)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(3)	Annualized.
See Notes to Financial Statements.
Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report      25

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class II Shares	2007(1)		2006		2005	2004	2003(2)		2002(2)(3)

Net Asset Value, Beginning of Period	$14.21		$13.45		$13.17	$12.67	$10.42		$10.00

Income From Operations:
Net investment income	0.10		0.22		0.16	0.10	0.08		0.02
Net realized and unrealized gain	0.69		1.20		0.40	0.54	2.20		0.40

Total Income From Operations	0.79		1.42		0.56	0.64	2.28		0.42

Less Distributions From:
Net investment income	—		(0.23)		(0.16)	(0.11)	(0.03)		—
Net realized gains	(0.04)		(0.43)		(0.12)	(0.03)	(0.00	)(4)	—

Total Distributions	(0.04)		(0.66)		(0.28)	(0.14)	(0.03)		—

Net Asset Value, End of Period	$14.96		$14.21		$13.45	$13.17	$12.67		$10.42

Total Return(5)	5.55%		10.50%		4.25%	5.01%	21.93%		4.20%

Net Assets, End of Period (000s)	$240,217		$210,857		$216,930	$174,922	$77,788		$3,234

Ratios to Average Net Assets:
Gross expenses	1.05	%(6)	1.12	%(7)	1.06%	1.08%	1.39%		23.28	%(6)
Net expenses(8)(9)	0.95	(6)	0.99	(7)	0.96	0.97	1.00		1.00	(6)
Net investment income	1.49	(6)	1.46		1.29	1.09	0.69		1.28	(6)

Portfolio Turnover Rate	149%		36%		61%	49%	39%		7%

(1)	For the six months ended June 30, 2007 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	For the period October 1, 2002 (commencement of operations) to December 31, 2002.

(4)	Amount represents less than $0.01 per share.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.05% and 0.95%, respectively (Note 11).

(8)	As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class II shares will not exceed 0.95%. Prior to April 30, 2007, there was a voluntary expense limitation of 1.00% on Class II shares.

(9)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
26     Legg Mason Partners Variable Capital and Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies
Legg Mason Partners Variable Capital and Income Portfolio (formerly known as Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Variable Portfolios IV, a Massachusetts business trust registered under the 1940 Act.
   Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
   The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
   (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
   (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
   (c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts.
Legg Mason Partner Variable Capital and Income Portfolio 2007 Semi-Annual Report      27

Notes to Financial Statements (unaudited) (continued)
Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
   The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
   (d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.
   Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
   (e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
   Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually
28     Legg Mason Partner Variable Capital and Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
   (f) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
   (g) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
   (h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
   (i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are additional subadvisers. LMPFA, ClearBridge, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).
   Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.
Legg Mason Partner Variable Capital and Income Portfolio 2007 Semi-Annual Report      29

Notes to Financial Statements (unaudited) (continued)
   LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadvisers the day-to-day portfolio management of the Fund. For its services, LMPFA pays ClearBridge and Western Asset 70% of the net management fee it receives from the Fund. The fee is divided between ClearBridge and Western Asset, on a pro rata basis, based on the assets allocated to each subadviser, from time to time. Western Asset Limited does not receive any compensation from the Fund and is compensated by Western Asset for its services to the Fund.
   During the six months ended June 30, 2007, the Fund had an expense limitation in place of 0.95% on Class II shares. Prior to April 30, 2007, the voluntary expense limitation in effect for Class II shares was 1.00%.
   Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly owned broker-dealer subsidiary of Legg Mason.
   Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

		U.S. Government &
	Investments	Agency Obligations

Purchases	$326,656,328	$101,312,481

Sales	310,915,011	112,203,888

   At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,142,959
Gross unrealized depreciation	(6,491,326)

Net unrealized appreciation	$10,651,633

30     Legg Mason Partner Variable Capital and Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   At June 30, 2007, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss
Contracts to Buy:

Euribor	8	9/07	$3,028	$68	$(2,960)
Euro	1	12/07	237,393	236,788	(605)
Euro	4	3/08	949,492	947,900	(1,592)
Euro	2	6/08	474,860	474,125	(735)
Fin Futures Euro	2	9/08	476,435	474,075	(2,360)
Germany Federal Republic	3	9/07	2,251	527	(1,724)
Germany Federal Republic	12	9/07	1,810,235	1,796,743	(13,492)
LIBOR Futures	22	9/07	5,209,190	5,176,813	(32,377)
U.S. 2 Year Treasury Notes	13	9/07	2,655,846	2,649,156	(6,690)
U.S. 5 Year Treasury Notes	85	9/07	8,919,652	8,846,641	(73,011)
U.S. 10 Year Treasury Notes	18	9/07	1,919,762	1,902,656	(17,106)
U.S. Treasury Bonds	1	9/07	109,255	107,750	(1,505)

Net Unrealized Loss on Open Futures Contracts					$(154,157)

   At June 30, 2007, the Fund had the following open forward foreign currency contract as described below:

	Local	Market	Settlement	Unrealized
	Currency	Value	Date	Loss
Foreign Currency

Contracts to Buy:
Japanese Yen	$16,608,000	$135,302	8/8/07	$(4,496)

4.	Class Specific Expenses
The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of Class II. Distribution fees are accrued daily and paid monthly.
   During the six months ended June 30, 2007, CGM and LMIS waived a portion of their distribution fees for the Fund, resulting in a waiver of $108,823. The distribution plan fee waiver can be terminated at any time.
   For the six months ended June 30, 2007, class specific expenses were as follows:

	Distribution	Transfer	Shareholder Reports
	Fees	Agent Fees	Expenses

Class I*	—	$1	$1,240
Class II	$272,058	705	6,038

Total	$272,058	$706	$7,278

*	For the period April 30, 2007 (commencement of operations) to June 30, 2007.
Legg Mason Partner Variable Capital and Income Portfolio 2007 Semi-Annual Report      31

Notes to Financial Statements (unaudited) (continued)

5.	Distributions to Shareholders by Class

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

Net Investment Income
Class I*	$75,005	—
Class II	—	$3,213,668

Total	$75,005	$3,213,668

Net Realized Gains
Class I*	$441,163	—
Class II	610,339	$6,100,693

Total	$1,051,502	$6,100,693

*	For the period April 30, 2007 (commencement of operations) to June 30, 2007.

6.	Shares of Beneficial Interest
At June 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 30, 2007, the Trust had an unlimited number of shares authorized with a par value of $0.001 per share.
   Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006

	Shares	Amount	Shares	Amount

Class I*
Shares sold	98,722	$1,472,985	—	—
Shares issued on reinvestment	34,480	516,168	—	—
Shares repurchased	(401,438)	(5,991,490)	—	—
Shares issued with merger	11,844,495	175,544,844	—	—

Net Increase	11,576,259	$171,542,507	—	—

Class II
Shares sold	537,696	$7,928,606	715,808	$9,910,365
Shares issued on reinvestment	40,744	610,339	654,470	9,314,361
Shares repurchased	(1,290,949)	(18,746,933)	(2,663,764)	(37,203,124)
Shares issued with merger	1,929,653	28,598,930	—	—

Net Increase (Decrease)	1,217,144	$18,390,942	(1,293,486)	$(17,978,398)

*	For the period April 30, 2007 (commencement of operations) to June 30, 2007.

7.	Transfer of Net Assets
On April 27, 2007, the Fund acquired the assets and certain liabilities of the Legg Mason Partners Variable Capital and Income Portfolio and Legg Mason Partners Variable Total Return Portfolio pursuant to a plan of reorganization approved by Legg Mason Partners
32     Legg Mason Partner Variable Capital and Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
Variable Capital and Income Portfolio and Legg Mason Partners Variable Total Return Portfolio shareholders on October 19, 2006. Total shares issued by the Fund and the total net assets of the Legg Mason Partners Variable Capital and Income Portfolio and Legg Mason Partners Variable Total Return Portfolio and the Fund on the date of the transfer were as follows:

	Shares Issued by	Total Net Assets of
Acquired Fund	the Fund	the Acquired Fund

Legg Mason Partners Variable Capital and Income Portfolio	7,632,622	$113,121,307
Legg Mason Partners Variable Total Return Portfolio	6,141,527	91,022,467

   The total assets of the Fund were $209,876,351.
   The total net assets of the Legg Mason Partners Variable Capital and Income Portfolio and Legg Mason Partners Variable Total Return Portfolio before acquisition included unrealized appreciation of $8,116,820 and $15,259,385, respectively, accumulated net realized loss of $149,456 and $4,931, respectively, and accumulated net investment loss of $3,744 and $1,165, respectively. Total net assets of the Fund immediately after the transfer were $414,020,125. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

8.	Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the then-investment adviser or manager to the Fund, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).
   The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while
Legg Mason Partner Variable Capital and Income Portfolio 2007 Semi-Annual Report      33

Notes to Financial Statements (unaudited) (continued)
First Date continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.
   SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.
   The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
   Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.
   On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.
34     Legg Mason Partner Variable Capital and Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.
   As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.
   * * *
   Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
   On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.
   On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended
Legg Mason Partner Variable Capital and Income Portfolio 2007 Semi-Annual Report      35

Notes to Financial Statements (unaudited) (continued)
Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.
   Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10.	Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
   Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

11.	Special Shareholder Meeting and Reorganization
Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portions of the costs borne by the Fund were recognized in the period during which the expense was incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies.

12.	Recent Accounting Pronouncements
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is
36     Legg Mason Partner Variable Capital and Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
“more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.
   * * *
   On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

13.	Subsequent Event
On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Fund. The Fund’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Fund. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Fund under its contract.
Legg Mason Partner Variable Capital and Income Portfolio 2007 Semi-Annual Report      37

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Legg Mason Partners Variable Capital and Income Portfolio

TRUSTEES
Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

INVESTMENT MANAGER
Legg Mason Partners Fund Advisor, LLC

SUBADVISERS
ClearBridge Advisors, LLC
Western Asset Management Company
Western Asset Management Company Limited

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT
PFPC, Inc. 4400 Computer Drive
Westborough,
Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP 345 Park Avenue New York, New York 10154

This report is submitted for the general information of the shareholders of the Legg Mason Partners Variable Capital and Income Portfolio and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

© 2007 Legg Mason
Investor Services, LLC
Member FINRA, SIPC

FDXX010082 8/07 SR07-376

Legg Mason Partners
Variable Capital and
Income Portfolio

The Fund is a separate investment series of the Legg Mason Partners Variable Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.
          Not Applicable
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
          Not Applicable
ITEM 4. Principal Accountant Fees and Services
          Not Applicable
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
          Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
          Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
          Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
          Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
     (a) (1) Not applicable.
     Exhibit 99.CODE ETH
     (a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
     Exhibit 99.CERT
     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
     Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Equity Trust

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Variable Equity Trust

Date:	August 28, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Variable Equity Trust

Date:	August 28, 2007

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Variable Equity Trust

Date:	August 28, 2007